Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Fixed maturities, at fair value (amortized cost: 2022, $14,925,319; 2021, $14,181,310)	$ 13,021,914	$ 14,071,274
Short-term investments, at fair value (amortized cost: 2022, $536,139; 2021, $213,047)	523,510	205,146
Equities, at fair value (cost: 2022, $586,107; 2021, $903,314)	929,886	1,751,584
Investments in real estate	57,984	67,539
Other invested assets	3,355,106	3,601,245
Total investments	17,888,400	19,696,788
Cash and cash equivalents (restricted: 2022, $137,782; 2021: $104,971)	1,251,596	660,897
Accrued investment income	103,752	94,997
Reinsurance balances receivable	3,342,612	3,063,153
Reinsurance recoverable on paid and unpaid losses	1,959,652	1,787,493
Prepaid reinsurance premiums	247,276	216,338
Funds held by reinsured companies	471,570	561,576
Deferred acquisition costs	1,012,850	920,779
Deposit assets	81,053	109,528
Net tax assets	164,384	154,472
Goodwill	456,380	456,380
Intangible assets	89,769	98,818
Other assets	203,119	208,652
Total assets	27,272,413	28,029,871
Liabilities
Non-life reserves	12,725,631	12,047,792
Life and health reserves	2,510,293	2,638,086
Unearned premiums	2,745,371	2,501,161
Other reinsurance balances payable	632,336	744,735
Debt	1,848,003	1,897,499
Deposit liabilities	4,681	5,077
Net tax liabilities	29,154	90,974
Accounts payable, accrued expenses and other	488,594	560,561
Total liabilities	20,984,063	20,485,885
Shareholders’ Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	0	0
Preferred shares (par value $1.00; issued and outstanding: 8,000,000 shares; aggregate liquidation value: $200,000)	8,000	8,000
Additional paid-in capital	1,929,934	1,929,934
Accumulated other comprehensive loss	(7,669)	(29,706)
Retained earnings	4,358,085	5,635,758
Total shareholders’ equity	6,288,350	7,543,986
Total liabilities and shareholders’ equity	$ 27,272,413	$ 28,029,871